GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2019
Goodwill and Other Intangibles [Abstract]
GOODWILL AND OTHER INTANGIBLES
NOTE 7 – GOODWILL AND OTHER INTANGIBLES

Intangible assets, net of amortization, at December 31 follows:

	2019		2018
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)

Amortized intangible assets - core deposits	$11,916	$6,590	$11,916	$5,501
Unamortized intangible assets - goodwill	$28,300		$28,300

At December 31, 2019, the Bank (our reporting unit) had positive equity and we elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the Bank exceeds its carrying value, including goodwill. The qualitative assessment indicated that it was more likely than not that the fair value of the Bank exceeded its carrying value, resulting in no impairment.

Intangible amortization expense was $1.1 million, $1.0 million and $0.3 million during the years ended 2019, 2018 and 2017, respectively.

A summary of estimated core deposit intangible amortization at December 31, 2019, follows:

(In thousands)

2020	$1,020
2021	970
2022	785
2023	547
2024	516
2025 and thereafter	1,488
Total	$5,326